Stockholders' Equity (Deficit) - Schedule of Warrant Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Number of Warrants, Beginning balance	2,694	2,694
Number of Warrants, Granted	3,302,178
Number of Warrants, Ending balance	3,304,872	2,694
Number of Warrants, Exercisable	3,304,872
Weighted Average Exercise Price, Beginning balance	$ 69.60	$ 69.60
Weighted Average Exercise Price, Granted	0.21
Weighted Average Exercise Price, Ending balance	0.27	$ 69.60
Weighted Average Exercise Price, Exercisable	$ 0.27
Weighted Average Remaining Contractual Term (Years), Ending balance	4 years 9 months 26 days
Weighted Average Remaining Contractual Term (Years), Ending Exercisable	4 years 10 months 13 days
Aggregate Intrinsic Value, Beginning balance
Aggregate Intrinsic Value, Ending balance